Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Other capital reserves [Member]	Foreign currency translation reserve [Member]	Remeasurement reserve [Member]	Retained earnings [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 1,777,340	$ 54,815	$ (2,599)	$ (76,466)	$ 95,033	$ 1,848,123
Statements [Line Items]
Profit (Loss)					(144,584)	(144,584)
Other comprehensive income (loss)			4,170	(5,242)		(1,072)
Total comprehensive income (loss)			4,170	(5,242)	(144,584)	(145,656)
Contributions by and distributions to owners:
Dividends					(3,783)	(3,783)
Stock options		1,122				1,122
Total contributions by and distributions to owners		1,122			(3,783)	(2,661)
Ending Balance at Dec. 31, 2020	1,777,340	55,937	1,571	(81,708)	(53,334)	1,699,806
Statements [Line Items]
Profit (Loss)					(244,358)	(244,358)
Other comprehensive income (loss)			1,336	21,291		22,627
Total comprehensive income (loss)			1,336	21,291	(244,358)	(221,731)
Contributions by and distributions to owners:
Dividends					(4,146)	(4,146)
Stock options		1,919				1,919
Transfer to share capital related to stock options redeemed	528	(528)
Issuance of shares related to stock options redeemed	980					980
Total contributions by and distributions to owners	1,508	1,391			(4,146)	(1,247)
Ending Balance at Dec. 31, 2021	$ 1,778,848	$ 57,328	$ 2,907	$ (60,417)	$ (301,838)	$ 1,476,828